Maturity [Member] Performance Management - iShares iBonds 2032 Term High Yield and Income ETF	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	As of the date of this Prospectus, the Fund does not have a full calendar year of performance information to report.
Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund does not have a full calendar year of performance information to report.